Document and Entity Information	Nov. 04, 2019
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	Calvert Management Series
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Nov. 04, 2019
Document Effective Date	Nov. 04, 2019
Prospectus Date	Feb. 01, 2019
Entity Inv Company Type	N-1A
Calvert Floating-Rate Advantage Fund | Class A
Risk/Return:
Trading Symbol	CFOAX
Calvert Floating-Rate Advantage Fund | Class I
Risk/Return:
Trading Symbol	CFOIX
Calvert Floating-Rate Advantage Fund | Class R6
Risk/Return:
Trading Symbol	CFORX